Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At June 30, 2022	Within one year	and five years	five years
Trade payables	$1,661,890	$—	$—
Accrued liabilities	5,207,658	—	—
Due to related parties	107,426	—	—
Lease liabilities	757,924	5,607,155	11,372,921
DSU liabilities	—	156,271	—
	$7,734,898	$5,763,426	$11,372,921

		Between one	More than
At December 31, 2021	Within one year	and five years	five years
Trade payables	$1,249,861	$—	$—
Accrued liabilities	4,817,820	—	—
Due to related parties	743,100	—	—
Lease liabilities	392,279	867,757	627,235
DSU liabilities	—	53,362	—
	$7,203,060	$921,119	$627,235

Schedule of financial assets and liabilities that are denominated in CAD

	June 30,	June 30,
	2022	2021
Cash and cash equivalents	$753,979	$415,858
Restricted cash	79,908	82,756
Receivables	138,373	129,227
Lease liabilities	(995,052)	(1,518,084)
Trade payables and accrued liabilities	(844,356)	(885,584)
	$(867,148)	$(1,775,827)

Schedule of classification of financial instruments

	June 30,	December 31,
	2022	2021
Amortized cost:
Cash and cash equivalents	$176,371,603	$221,928,008
Restricted cash	520,550	291,676
Receivables	63,709	129,068
	$176,955,862	$222,348,752

	June 30,	December 31,
	2022	2021
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$6,976,974	$6,810,781
Lease liabilities	17,738,000	1,887,271
Derivative financial liabilities at fair value through profit or loss:
Derivative liabilities	156,576	244,565
	$24,871,550	$8,942,617